Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)						1 Months Ended	6 Months Ended	12 Months Ended
		May 30, 2025 USD ($) $ / shares shares	Aug. 01, 2024	Jul. 31, 2024	Jun. 30, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2023 shares	Dec. 31, 2025 USD ($) SEGMENT $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 23, 2026 $ / shares shares	Feb. 22, 2026 shares	Mar. 31, 2025 shares	Jan. 01, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Reverse stock split, description								1-for-7 Reverse Stock Split
Class of warrant or right exercise price | $ / shares								$ 80.5
Cash In Transit | $						$ 2,600,000		$ 3,300,000	$ 2,600,000
Cryptocurrencies | $						1,510,000		10,927,000	1,510,000				$ 2,362,000
Depreciation | $								$ 6,200,000	8,600,000
Estimated useful lives of owned and leased kiosks			7 years	5 years
Depreciation expense | $									$ 2,300,000
Increase in earnings per share, basic | $ / shares									$ 0.12
Gross profit from operation								6.50%
Impairment of long lived assets held for use | $								$ 0
Impairment of goodwill | $								$ 0	$ 0
Annual impairment testing date								October 1
Federal income tax expense benefit | $								$ 0
Number of operating segments | SEGMENT								1
Number of reporting segments | SEGMENT								1
Weighted average common stock outstanding - basic	[1]							7,147,534	2,769,234
Weighted average common stock outstanding - diluted	[1]							7,147,534	2,769,234
Expense related to cash cloud arbitration award | $								$ 18,500,000
Distribution paid | $								$ 10,102,000	$ 37,160,000
Class of Warrant or Right, Outstanding								6,264,107
Bitcoin [Member]
Property, Plant and Equipment [Line Items]
Cryptocurrencies | $						600,000			$ 600,000
Cryptocurrency, Fair Value | $								$ 8,800,000
Public Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Outstanding								4,517,857
Private Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Outstanding								1,746,250
BT Hold Co [Member]
Property, Plant and Equipment [Line Items]
Distribution paid | $						$ 29,000,000
Conversion of stock, description								During the three months ended March 31, 2025, the holders of the Series A Preferred Stock exercised their option to convert the Series A Preferred Stock for Class A common stock on a 1:1 basis.
Additional earnout shares issuable								15,000,000
GSRM [Member]
Property, Plant and Equipment [Line Items]
Class of warrants or rights assumed in the course of business combination								43,848,750
GSRM [Member] | Public Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of warrants or rights assumed in the course of business combination								31,625,000
GSRM [Member] | Private Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of warrants or rights assumed in the course of business combination								12,223,750
Bt Assets [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued					6,300,000
Bt Assets [Member] | Founder Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Limited Liability Company (LLC) Preferred Unit, Outstanding					414,286		414,286
Bt Assets [Member] | Class 1 Earnout Units [Member]
Property, Plant and Equipment [Line Items]
Earnout Unit Outstanding							714,286
Bt Assets [Member] | Class 2 Earnout Units [Member]
Property, Plant and Equipment [Line Items]
Earnout Unit Outstanding							714,286
Bt Assets [Member] | Class 3 Earnout Units [Member]
Property, Plant and Equipment [Line Items]
Earnout Unit Outstanding							714,286
Bt Assets [Member] | Up-C Restructuring [Member]
Property, Plant and Equipment [Line Items]
Payment for termination of Tax Receivable Agreement | $		$ 9,300,000
Bitcoin Depot Inc. [Member]
Property, Plant and Equipment [Line Items]
Common Unit, Outstanding					1,765,527		1,765,527
Limited Liability Company (LLC) Preferred Unit, Outstanding					4,300,000		4,300,000
Class of Warrant or Right, Outstanding					6,264,107		6,264,107
Class A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, vote per share								one vote
Shares issued						2,751,881		5,051,525	2,751,881
Shares outstanding						2,724,649		5,024,293	2,724,649
Class A Common Stock [Member] | BT Hold Co [Member] | Up-C Restructuring [Member]
Property, Plant and Equipment [Line Items]
Common stock, vote per share		one vote
Class of warrant or right exercise price | $ / shares		$ 80.5
Class V Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share | $ / shares								$ 0.0001
Common stock percentage of voting rights								20.00%
Shares outstanding								0
Class V Common Stock [Member] | Up-C Restructuring [Member]
Property, Plant and Equipment [Line Items]
Shares issued		5,884,718
Class V Common Stock [Member] | BT Hold Co [Member] | Up-C Restructuring [Member]
Property, Plant and Equipment [Line Items]
Shares outstanding		5,884,718
Common Stock [Member] | BT Hold Co [Member] | Up-C Restructuring [Member]
Property, Plant and Equipment [Line Items]
Common stock shares issued and outstanding percentage		63.48%
Shares outstanding		5,884,718
Common Stock [Member] | Bt Assets [Member] | Up-C Restructuring [Member]
Property, Plant and Equipment [Line Items]
Shares of capital stock consideration percentage		100.00%
Common Stock [Member] | Bitcoin Depot Inc. [Member]
Property, Plant and Equipment [Line Items]
Common Unit, Outstanding					5,885,714		5,885,714
Class M Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share | $ / shares								$ 0.0001
Common stock, vote per share								ten votes
Shares outstanding								5,406,586
Class M Common Stock [Member] | Bt Assets [Member] | Up-C Restructuring [Member]
Property, Plant and Equipment [Line Items]
Common stock, vote per share		ten votes
Shares issued		5,884,718
Class E Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Shares issued						153,680		0	153,680
Earnout shares issuable								2,142,857
Shares outstanding						153,680		0	153,680
Class E Common Stock [Member] | Up-C Restructuring [Member]
Property, Plant and Equipment [Line Items]
Earnout shares issuable		2,142,857
Class E Common Stock [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Earnout shares issuable								153,580				153,580
Class E Common Stock [Member] | Sponsor [Member] | GSRM [Member]
Property, Plant and Equipment [Line Items]
Earnout shares issuable								1,075,761
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Advertising expenses | $								$ 6,500,000	$ 6,100,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | No Major Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage								10.00%
Bitcoin Teller Machine [Member]
Property, Plant and Equipment [Line Items]
Cash | $						$ 10,700,000		$ 10,900,000	$ 10,700,000
Intuitive Software LLC [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage								82.14%
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share | $ / shares										$ 0.0001
Subsequent Event [Member] | Class A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share | $ / shares										$ 0.0001
Shares issued										5,070,852	35,495,968
Shares outstanding										5,070,852	35,495,968
Minimum [Member] | Class M Common Stock [Member] | BT Hold Co [Member] | Up-C Restructuring [Member]
Property, Plant and Equipment [Line Items]
Common stock percentage of voting rights		20.00%

[1]	On February 23, 2026, the Company effected a 1-for-7 reverse stock split (the “Reverse Stock Split”) of each class of its issued and outstanding shares of common stock, in each case with a par value of $0.0001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 35,495,968 shares of Class A common stock and 37,846,102 shares of Class M common stock to 5,070,852 shares of Class A common stock and 5,406,586 shares of Class M common stock, retroactively adjusted for all periods presented. See Note 2(r) for further discussion of the calculation of weighted-average common shares outstanding.